SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	36.00%	40.00%	40.00%
Expected volatility, maximum	69.00%	80.00%	77.00%
Risk-free interest rate, minimum	0.26%	0.12%	0.13%
Risk-free interest rate, maximum	2.30%	2.63%	3.04%
Contractual term of up to	10 years	10 years	10 years
Employees [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	2.50		1.09
Options Granted To Management [Member] | Minimum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	2.50	2.62	2.36
Options Granted To Management [Member] | Maximum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	2.60	2.66	2.39